Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Current:
Federal	$-	$-	$-
State	-	-	-
Foreign	(335,748)	94,947	255,805
Total current income tax (credit)/expenses, continuing operations	(335,748)	94,947	255,805
Current income tax expenses, discontinued operations	-	-	-
Total current	$(335,748)	$94,947	$255,805

Deferred:
Federal	$-	$-	$-
State	-	-	-
Foreign	-	-	-
Total deferred income tax expenses, continuing operations	-	-	-
Deferred income tax expenses, discontinued operations	-	-	-
Total deferred	$-	$-	$-
Total income tax (credit)/expense	$(335,748)	$94,947	$255805

Schedule of Effective Tax Rate for the Continuing Operations and Discontinued Operations

The effective tax rate for the continuing operations was (5.6)%, (5.90)% and (2.6)% for the years ended December 31, 2024, 2023 and 2022, respectively.

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Profit/(Loss) before income tax expense	$5,960,767	$(1,610,047)	$(9,385,293)
Computed tax benefit with statutory tax rate	983,527	(338,110)	(1,970,912)
Over provision of current taxation in respect of prior year	(350,590)	-	-
Impact of different tax rates in other jurisdictions	(954,146)	(52,799)	(96,669)
Impact of preferred tax rate	(14,854)	-	-
Changes in valuation allowance	315	485,856	2,323,386
Total income tax expense	$(335,748)	$94,947	$255,805

The effective tax rate for the discontinued operations was 0.0%, 0.0% and 0.0% for the years ended December 31, 2024, 2023 and 2022, respectively.

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Loss before income tax expense	$-	$(21,946)	$(712,414)
Computed tax benefit with statutory tax rate	-	(4,608)	(149,606)
Impact of different tax rates in other jurisdictions	-	(988)	(32,059)
Effect of preferred tax rate	-	3,621	117,548
Changes in valuation allowance	-	1,975	64,117
Total income tax expense	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The approximate tax effects of temporary differences, which give rise to the deferred tax assets and liabilities are as follows:

	As of December 31,	As of December 31,
	2024	2023
Deferred tax assets
Tax loss carried forward	$8,192	$6,694
Provision for impairment loss	-	-
Unvested restricted shares	-	-
Total deferred tax assets	1,720	1,405-
Less: valuation allowance	(1,720)	(1,405	)-
Total deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Discontinued operations

	As of December 31,	As of December 31,
	2024	2023
Deferred tax assets
Tax loss carried forward	$-	$-
Provision for doubtful accounts	-	-
PPE, due to difference in depreciation	-	-
Total deferred tax assets	-	-
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Schedule of Uncertain Tax Positions

The reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	December 31, 2024	December 31, 2023
Uncertain tax liabilities, beginning of period, discontinued operations	$-	$-
Additions for tax position of current period	-	-
Settlements with tax authority during current year	-	-
Uncertain tax liabilities, end of period, discontinued operations	$-	$-